Significant accounting policies - Intangible Assets (Details)	12 Months Ended
Dec. 31, 2018
Customer relationships | Minimum
Disclosure of detailed information about intangible assets
Useful lives	1 year
Customer relationships | Maximum
Disclosure of detailed information about intangible assets
Useful lives	10 years
In process technology | Minimum
Disclosure of detailed information about intangible assets
Useful lives	3 years
In process technology | Maximum
Disclosure of detailed information about intangible assets
Useful lives	5 years
Software and databases | Minimum
Disclosure of detailed information about intangible assets
Useful lives	3 years
Software and databases | Maximum
Disclosure of detailed information about intangible assets
Useful lives	5 years
Brands, licenses, patents and know-how | Minimum
Disclosure of detailed information about intangible assets
Useful lives	5 years
Brands, licenses, patents and know-how | Maximum
Disclosure of detailed information about intangible assets
Useful lives	15 years